Capital, Share Premium, Reserves (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Jun. 08, 2022	Feb. 10, 2022
Capital, Share Premium, Reserves
Number of new shares issued	10,000	38,920	25,000
Aggregate capital increase		€ 7,000	€ 129,000
Share premium
Capital, Share Premium, Reserves
Aggregate capital increase	€ 119,000	€ 0